Income taxes - Income taxes paid, disaggregated by jurisdiction (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income taxes
Income taxes paid	¥ 5,791,999	$ 828,245	¥ 144,224,535	¥ 43,369,793
Hong Kong
Income taxes
Income taxes paid	5,631,579	805,305
Others* (PRC, US)
Income taxes
Income taxes paid	¥ 160,420	$ 22,940